Trade and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade and other payables	TRADE AND OTHER PAYABLES

		June 30,	December 31,
		2020	2019
		(US$ in millions)
	Notes	(Unaudited)	(Audited)
Trade payables		$22	$47
Customer deposits and other deferred revenue(i)		421	395
Outstanding chips liability(i)		382	485
Construction payables and accruals		283	278
Interest payables		138	130
Accrued employee benefit expenses		96	174
Other tax payables		31	302
Loyalty program liability(i)		30	31
Casino liabilities		24	41
Payables to related companies ― non-trade	14(b)	8	9
Other payables and accruals		54	104
		1,489	1,996
Less: non-current portion		(119)	(122)
Current portion		$1,370	$1,874
(i)These balances represent the Group’s main types of liabilities associated with contracts with customers. With the exception of mall deposits, which typically extend beyond a year based on the terms of the lease, these liabilities are generally expected to be recognized as revenue or redeemed for cash within one year of being purchased, earned or deposited.

The aging analysis of trade payables based on invoice date is as follows:

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$17	$33
31–60 days	2	6
61–90 days	1	6
Over 90 days	2	2
	$22	$47
TRADE AND OTHER PAYABLES

		December 31,
	Note	2018	2019
		(US$ in millions)
Trade payables		$33	$47
Outstanding chips liability(i)	4	514	485
Customer deposits and other deferred revenue(i)	4	497	395
Other tax payables		325	302
Construction payables and accruals		147	278
Accrued employee benefit expenses		155	174
Interest payables		125	130
Casino liabilities		67	41
Loyalty program liability(i)	4	33	31
Payables to related companies - non-trade	27(b)	9	9
Other payables and accruals		127	104
		2,032	1,996
Less: non-current portion		(104)	(122)
Current portion		$1,928	$1,874

(i)    These balances represent the Group’s main types of liabilities associated with contracts with customers.

The monetary trade and other payables are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
HK$	$997	$832
MOP	483	475
US$	145	137
Other currencies	10	15
	$1,635	$1,459

The aging analysis of trade payables based on invoice date is as follows:

	December 31,
	2018	2019
	(US$ in millions)
0-30 days	$27	$33
31-60 days	3	6
61-90 days	2	6
Over 90 days	1	2
	$33	$47